Acquisitions and disposals - Disposal of subsidiaries (Details) - Supervally ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2023 CNY (¥)	Oct. 31, 2023 USD ($)
Business Acquisition
Transfer of ownership interest	100.00%	100.00%
Disposal consideration | $		$ 1
Gain or loss on disposal	¥ 2,169
Carrying value of net assets	¥ 2,169
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)